Income Taxes - Income Tax Reconciliation (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Provision for income taxes at Hong Kong profits tax rates	$ 191	$ 142	$ 76
Current tax in other jurisdictions	735	681	632
Effect of income not chargeable for tax purpose	(32)	(3)	(15)
Effect of expenses not deductible for tax purpose	0	10	60
Tax effect of unused tax losses not recognized	13	10	26
Provision for income tax	$ 907	$ 840	$ 779